Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	$ 1,661,948,432	$ 1,091,372,374
Non-current assets	1,933,130,547	1,755,378,263
Current liabilities	797,152,420	781,115,264
Non-current liabilities	1,361,957,506	640,120,070
Associated
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	1,002,278
Non-current assets	3,554,693
Current liabilities	885,460
Non-current liabilities	1,162,416
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	185,086,705	119,216,592
Non-current assets	287,017,890	308,504,421
Current liabilities	127,663,233	94,235,491
Non-current liabilities	$ 75,013,628	$ 62,342,964